Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($) $ in Thousands	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive income	Common Stock [Member]	Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Carrying Amount, Attributable to Parent						$ 60,631
Temporary Equity, Shares Outstanding						18,419,514
Balance at Dec. 31, 2018	$ (42,918)	$ 1,632	$ (44,550)
Balance (in Shares) at Dec. 31, 2018					2,579,180
Temporary Equity, Stock Issued During Period, Value, New Issues						$ 162,811
Temporary Equity Stock Issued During Period Shares New Issues						9,788,160
Proceeds from exercise of stock options (Shares)	942,297				942,297
Proceeds from exercise of stock options (Value)	$ 715	712			$ 3
Stock-based compensation	11,684	11,684
Net loss	(49,511)		(49,511)
Balance at Dec. 31, 2019	$ (80,030)	14,028	(94,061)		$ 3
Balance (in Shares) at Dec. 31, 2019					3,521,477
Temporary Equity, Carrying Amount, Attributable to Parent						$ 223,442
Temporary Equity, Shares Outstanding	28,207,674					28,207,674
Proceeds from exercise of stock options (Value)	$ 32	32
Stock-based compensation	461	461
Net loss	(11,742)		(11,742)
Balance at Mar. 31, 2020	(91,279)	14,521	(105,803)		$ 3
Balance (in Shares) at Mar. 31, 2020					3,521,477
Balance at Dec. 31, 2019	(80,030)	14,028	(94,061)		$ 3
Balance (in Shares) at Dec. 31, 2019					3,521,477
Net loss	(21,425)
Balance at Jun. 30, 2020	(100,601)	14,882	(115,486)		$ 3
Balance (in Shares) at Jun. 30, 2020					3,521,477
Balance at Dec. 31, 2019	$ (80,030)	14,028	(94,061)		$ 3
Balance (in Shares) at Dec. 31, 2019					3,521,477
Proceeds from exercise of stock options (Shares)	101,632				101,632
Proceeds from exercise of stock options (Value)	$ 226	226
Stock-based compensation	3,324	3,324
Other comprehensive income	1			$ 1
Net loss	(57,643)		(57,643)
Balance at Dec. 31, 2020	(134,122)	17,578	(151,704)	1	$ 3
Balance (in Shares) at Dec. 31, 2020					3,623,109
Temporary Equity, Carrying Amount, Attributable to Parent						$ 223,442
Temporary Equity, Shares Outstanding						28,207,674
Balance at Mar. 31, 2020	(91,279)	14,521	(105,803)		$ 3
Balance (in Shares) at Mar. 31, 2020					3,521,477
Stock-based compensation	361	361
Net loss	(9,683)		(9,683)
Balance at Jun. 30, 2020	$ (100,601)	14,882	(115,486)		$ 3
Balance (in Shares) at Jun. 30, 2020					3,521,477
Temporary Equity, Carrying Amount, Attributable to Parent						$ 223,442
Temporary Equity, Shares Outstanding						28,207,674
Temporary Equity, Carrying Amount, Attributable to Parent						$ 223,442
Temporary Equity, Shares Outstanding	28,207,674					28,207,674
Balance at Dec. 31, 2020	$ (134,122)	17,578	(151,704)	1	$ 3
Balance (in Shares) at Dec. 31, 2020					3,623,109
Proceeds from exercise of stock options (Shares)					229,281
Proceeds from exercise of stock options (Value)	278	278
Stock-based compensation	1,165	1,165
Other comprehensive income	(6)			(6)
Net loss	(44,683)		(44,683)
Balance at Mar. 31, 2021	(177,368)	19,021	(196,387)	(5)	$ 3
Balance (in Shares) at Mar. 31, 2021					3,852,390
Balance at Dec. 31, 2020	$ (134,122)	17,578	(151,704)	1	$ 3
Balance (in Shares) at Dec. 31, 2020					3,623,109
Proceeds from exercise of stock options (Shares)	272,364
Net loss	$ (76,437)
Balance at Jun. 30, 2021	(198,906)	29,237	(228,141)	(5)	$ 3
Balance (in Shares) at Jun. 30, 2021					3,895,473
Temporary Equity, Carrying Amount, Attributable to Parent						$ 223,442
Temporary Equity, Shares Outstanding						28,207,674
Balance at Mar. 31, 2021	(177,368)	19,021	(196,387)	(5)	$ 3
Balance (in Shares) at Mar. 31, 2021					3,852,390
Proceeds from exercise of stock options (Shares)					43,083
Proceeds from exercise of stock options (Value)	217	217
Reclassification of restricted stock to equity	8,836	8,836
Stock-based compensation	1,163	1,163
Net loss	(31,754)		(31,754)
Balance at Jun. 30, 2021	$ (198,906)	$ 29,237	$ (228,141)	$ (5)	$ 3
Balance (in Shares) at Jun. 30, 2021					3,895,473
Temporary Equity, Carrying Amount, Attributable to Parent						$ 223,442
Temporary Equity, Shares Outstanding	28,207,674					28,207,674